Long Term Debt - MEMP Revolving Credit Facility and Senior Notes - Additional Information (Detail) - USD ($)		12 Months Ended
	Jul. 17, 2014	Dec. 31, 2014	Oct. 10, 2013	May. 23, 2013	Apr. 17, 2013
7.625 % Senior Notes Due May 2021 [Member]
Debt Obligations [Line Items]
Debt Instrument, maturity date		May 01, 2021
MEMP [Member]
Debt Obligations [Line Items]
Initial borrowing base of second lien term facility		$ 2,000,000,000
MEMP [Member] | 6.875% Senior Unsecured Notes ("2022 Senior Notes") [Member]
Debt Obligations [Line Items]
Other event of default minimum note holder percentage to accelerate	25.00%
Debt Instrument, maturity date	Aug. 01, 2022
Note issued at percentage of par	98.485%
MEMP [Member] | Private Placement of Debt [Member] | 6.875% Senior Unsecured Notes ("2022 Senior Notes") [Member]
Debt Obligations [Line Items]
Aggregate principal amount	$ 500,000,000
Senior unsecured notes interest rate	6.875%
MEMP [Member] | 7.625 % Senior Notes Due May 2021 [Member]
Debt Obligations [Line Items]
Senior unsecured notes interest rate		7.625%
Other event of default minimum note holder percentage to accelerate		25.00%
MEMP [Member] | 7.625 % Senior Notes Due May 2021 [Member] | Private Placement of Debt [Member]
Debt Obligations [Line Items]
Aggregate principal amount			$ 300,000,000	$ 100,000,000	$ 300,000,000
MEMP [Member] | Optional Base Rate | Federal Funds Effective Rate [Member]
Debt Obligations [Line Items]
Lien percentage of assets for credit facility		80.00%
Line of credit, additional margin rate		0.50%
Line of credit, adjusted description		The one-month adjusted LIBOR plus 1.0% (adjusted upwards, if necessary, to the next 1/100th of 1%)
MEMP [Member] | Optional Base Rate | Adjusted London Interbank Offered Rate
Debt Obligations [Line Items]
Line of credit, additional margin rate		1.00%
MEMP [Member] | Minimum [Member]
Debt Obligations [Line Items]
Percentage of revolving unused commitment fee		0.375%
MEMP [Member] | Minimum [Member] | Alternative Base Rate | Range 1 [Member]
Debt Obligations [Line Items]
Line of credit, additional margin rate		0.50%
MEMP [Member] | Minimum [Member] | London Interbank Offered Rate (LIBOR) | Range 2 [Member]
Debt Obligations [Line Items]
Line of credit, additional margin rate		1.50%
MEMP [Member] | Minimum [Member] | LIBOR Market Index Plus [Member] | Range 3 [Member]
Debt Obligations [Line Items]
Line of credit, additional margin rate		1.50%
MEMP [Member] | Maximum [Member]
Debt Obligations [Line Items]
Percentage of revolving unused commitment fee		0.50%
MEMP [Member] | Maximum [Member] | Alternative Base Rate | Range 1 [Member]
Debt Obligations [Line Items]
Line of credit, additional margin rate		1.50%
MEMP [Member] | Maximum [Member] | London Interbank Offered Rate (LIBOR) | Range 2 [Member]
Debt Obligations [Line Items]
Line of credit, additional margin rate		2.50%
MEMP [Member] | Maximum [Member] | LIBOR Market Index Plus [Member] | Range 3 [Member]
Debt Obligations [Line Items]
Line of credit, additional margin rate		2.50%